Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2017
Registrant Name	AMERICAN FUNDS INCOME SERIES
Central Index Key	0000770161
Amendment Flag	false
Document Creation Date	Oct. 31, 2017
Document Effective Date	Nov. 01, 2017
Prospectus Date	Nov. 01, 2017
U.S. Government Securities Fund® | Class A
Prospectus:
Trading Symbol	AMUSX
U.S. Government Securities Fund® | Class R-1
Prospectus:
Trading Symbol	RGVAX
U.S. Government Securities Fund® | Class R-2
Prospectus:
Trading Symbol	RGVBX
U.S. Government Securities Fund® | Class R-3
Prospectus:
Trading Symbol	RGVCX
U.S. Government Securities Fund® | Class R-4
Prospectus:
Trading Symbol	RGVEX
U.S. Government Securities Fund® | Class R-5
Prospectus:
Trading Symbol	RGVFX
U.S. Government Securities Fund® | Class C
Prospectus:
Trading Symbol	UGSCX
U.S. Government Securities Fund® | Class F-1
Prospectus:
Trading Symbol	UGSFX
U.S. Government Securities Fund® | Class 529-A
Prospectus:
Trading Symbol	CGTAX
U.S. Government Securities Fund® | Class 529-C
Prospectus:
Trading Symbol	CGTCX
U.S. Government Securities Fund® | Class 529-E
Prospectus:
Trading Symbol	CGTEX
U.S. Government Securities Fund® | Class 529-F-1
Prospectus:
Trading Symbol	CGTFX
U.S. Government Securities Fund® | Class F-2
Prospectus:
Trading Symbol	GVTFX
U.S. Government Securities Fund® | Class R-6
Prospectus:
Trading Symbol	RGVGX
U.S. Government Securities Fund® | Class R-2E
Prospectus:
Trading Symbol	RGEVX
U.S. Government Securities Fund® | Class R-5E
Prospectus:
Trading Symbol	RGVJX
U.S. Government Securities Fund® | Class F-3
Prospectus:
Trading Symbol	USGFX
U.S. Government Securities Fund® | Class 529-T
Prospectus:
Trading Symbol	TSUGX
U.S. Government Securities Fund® | Class T
Prospectus:
Trading Symbol	TUSGX